Share based compensation - Summary of stock option activity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares
Outstanding, Number of shares		2,414,303
Granted		210,800
Forfeited		(198,400)
Outstanding, Number of shares	2,919,493		2,414,303
Weighted average exercise price
Outstanding, Weighted average exercise price		$ 2.17
Granted (in dollars per share)		11.69
Forfeited (in dollars per share)		$ (2.22)
Outstanding, Weighted average exercise price	$ 5.25		$ 2.17
Weighted average remaining contractual life (in years)
Outstanding at the beginning (in years)	9 years		8 years 2 months 12 days
Granted (in years)		9 years 9 months 18 days
Aggregate intrinsic value
Outstanding, intrinsic value		$ 53,659,966
Granted (in dollars)		3,825,276
Forfeited (in dollars)		$ (6,587,328)
Outstanding, intrinsic value	$ 20,558,299		$ 53,659,966
2016 Omnibus Inventive Plan [Member]
Number of shares
Outstanding, Number of shares	2,426,703
Granted	587,030
Exercised	(4,960)
Forfeited	(89,280)
Outstanding, Number of shares	2,895,423	2,426,703
Weighted average exercise price
Outstanding, Weighted average exercise price	$ 14.58
Granted (in dollars per share)	14.94
Exercised (in dollars per share)	(3.07)
Forfeited (in dollars per share)	(7.86)
Outstanding, Weighted average exercise price	$ 1.50	$ 14.58
Weighted average remaining contractual life (in years)
Outstanding at the beginning (in years)		8 years 8 months 12 days
Granted (in years)	9 years 10 months 24 days
Aggregate intrinsic value
Outstanding, intrinsic value	$ 30,388,510
Exercised (in dollars)	(42,385)
Forfeited (in dollars)	$ (339,082)
Outstanding, intrinsic value		$ 30,388,510
2021 Omnibus Incentive Plan
Number of shares
Options vested and exercisable	1,095,294
Weighted average exercise price
Options cancelled (in dollars per share)	$ 1.50
Weighted average remaining contractual life (in years)
Options vested and exercisable	6 years 1 month 6 days
Aggregate intrinsic value
Options vested and exercisable	$ 11,106,829
As Previously Reported
Number of shares
Outstanding at the beginning (as previously reported)			486,755
Outstanding, Number of shares		486,755	333,588	355,408
Granted			266,500	28,180
Forfeited			(113,333)	(50,000)
Outstanding, Number of shares			486,755	333,588	355,408
Options vested and exercisable			329,489
Weighted average exercise price
Outstanding at the beginning (as previously reported)			$ 10.79
Outstanding, Weighted average exercise price		$ 10.79	5.74	$ 5.74
Granted (in dollars per share)			14.37	11.00
Outstanding, Weighted average exercise price			10.79	$ 5.74	$ 5.74
Options vested and exercisable			$ 6.31
Weighted average remaining contractual life (in years)
Outstanding at the beginning (as previously reported) (in years)			8 years 9 months 18 days
Outstanding at the beginning (in years)			8 years 9 months 18 days	7 years 2 months 12 days	8 years 2 months 12 days
Granted (in years)			9 years 8 months 12 days	9 years 7 months 6 days
Options vested and exercisable			4 years
Aggregate intrinsic value
Outstanding at the beginning (as previously reported) (in dollars)			$ 19,571,655
Outstanding, intrinsic value		$ 19,571,655	1,782,729	$ 1,782,729
Granted (in dollars)			9,761,125
Outstanding, intrinsic value			19,571,655	$ 1,782,729	$ 1,782,729
Options vested and exercisable			$ 14,723,342
Adjustment
Number of shares
Retroactive application of reverse recapitalization			1,927,548
Weighted average exercise price
Retroactive application of reverse recapitalization			$ (8.62)